Significant Accounting Policies - Adjusted Comparative Information (Details) - Exozet GmbH - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2020
Disclosure Of Comparative Information Adjustments [Line Items]
Goodwill	£ 110	£ 110
Deferred consideration - current		143
Contingent consideration - current		£ (33)